Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains on investment securities	[1]	¥ 100,974	¥ 132,723	¥ 631,154
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(107,102)	(28,953)	(280,258)
Net change		(6,128)	103,770	350,896
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains on investment securities	[1]	(2,260)	(24,690)	(204,916)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		32,007	9,100	84,328
Net change		29,747	(15,590)	(120,588)
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains on investment securities	[1]	98,714	108,033	426,238
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(75,095)	(19,853)	(195,930)
Net change	[1]	23,619	88,180	230,308
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests		(965)	27,564	(13,941)
Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group	[1]	24,584	60,616	244,249
Net debt valuation adjustments, Before tax:
Net debt valuation adjustments		77,765	13,006	(3,555)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		315	1,016	417
Net change		78,080	14,022	(3,138)
Net debt valuation adjustments, Tax (expense) or benefit:
Net debt valuation adjustments		(23,812)	(3,982)	1,088
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		(96)	(311)	(128)
Net change		(23,908)	(4,293)	960
Net debt valuation adjustments, Net of tax:
Net debt valuation adjustments		53,953	9,024	(2,467)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		219	705	289
Net change		54,172	9,729	(2,178)
Net debt valuation adjustments attributable to noncontrolling interests
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group		54,172	9,729	(2,178)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		1,375	(10,397)	(3,430)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		13,279	3,662	(8,016)
Net change		14,654	(6,735)	(11,446)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		(560)	2,825	1,571
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(3,452)	(980)	2,850
Net change		(4,012)	1,845	4,421
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		815	(7,572)	(1,859)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		9,827	2,682	(5,166)
Net change		10,642	(4,890)	(7,025)
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to noncontrolling interests		(155)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group		10,797	(4,890)	(7,025)
Defined benefit plans, Before tax:
Defined benefit plans		(195,851)	(126,001)	154,708
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		6,643	(1,168)	5,904
Net change		(189,208)	(127,169)	160,612
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans		59,426	37,655	(48,537)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(1,741)	574	(2,237)
Net change		57,685	38,229	(50,774)
Defined benefit plans, Net of tax:
Defined benefit plans		(136,425)	(88,346)	106,171
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		4,902	(594)	3,667
Net change		(131,523)	(88,940)	109,838
Defined benefit plans attributable to noncontrolling interests		(1,878)	(260)	826
Defined benefit plans attributable to Mitsubishi UFJ Financial Group		(129,645)	(88,680)	109,012
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments		(99,520)	(18,062)	(137,811)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(2,238)	(9,002)	(1,494)
Net change		(101,758)	(27,064)	(139,305)
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments		19,588	(17,932)	32,767
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		1,105	2,784	1,760
Net change		20,693	(15,148)	34,527
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments		(79,932)	(35,994)	(105,044)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(1,133)	(6,218)	266
Net change		(81,065)	(42,212)	(104,778)
Foreign currency translation adjustments attributable to noncontrolling interests		14,991	(6,095)	14,435
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group		(96,056)	(36,117)	(119,213)
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group		¥ (136,148)	¥ (59,342)	¥ 224,845

[1]	Included unrealized gains (losses) related to only debt securities for the fiscal year ended March 31, 2019 and 2020.